Accounting Changes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Summary of Impact on Changes in Accounting Policy	There is no impact of this policy change on gross profit, net income (loss), basic and diluted earnings per share, the consolidated statement of financial position, or the consolidated the statement of changes in equity on the current or any prior period, upon retrospective application.
	2018		2017
	Original accounting policy	New accounting policy	Original accounting policy	New accounting policy
Consolidated statement of operations and comprehensive income (loss)
Cost of sales
Cost of sales before fair value adjustments	$2,942	$7,654	$609	$2,040
Production costs	7,145	-	3,983	-
Total cost of sales	10,087	7,654	4,592	2,040
Gross profit (loss) before fair value adjustments	5,616	8,049	(510)	2,042
Fair value adjustments:
Unrealized change in fair value of biological assets	(18,713)	(11,568)	(11,620)	(7,637)
Realized fair value adjustments on inventory sold in the year	13,061	8,349	3,880	2,449
Total fair value adjustments	(5,652)	(3,219)	(7,740)	(5,188)
Gross profit	$11,268	$11,268	$7,230	$7,230

	2018		2017
	Original accounting policy	New accounting policy	Original accounting policy	New accounting policy
Consolidated statement of cash flows
Operating activities
Items not affecting cash:
Unrealized change in fair value of biological assets	$(18,713)	$(11,568)	$(11,620)	$(7,637)
Realized fair value adjustments on inventory sold in the year	13,061	8,349	3,880	2,449
Net changes in non-cash working capital:
Biological assets	13,361	6,216	9,693	5,710
Inventory	(16,229)	(11,517)	(10,388)	(8,957)
Net effect on cash flows used in operating activities	$(8,520)	$(8,520)	$(8,435)	$(8,435)